Leases - Schedule of Future Minimum Lease Payment (Details) (10-K) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
2021	$ 38	$ 38
2022		38
Total undiscounted minimum future lease payments	66	76
Less Imputed interest	(15)	(20)
Present value of operating lease liabilities	51	56	$ 79
Current portion	26	23	19
Non-current portion	$ 25	$ 33	$ 59